SHARE CAPITAL (Details 3)	24 Months Ended
Dec. 31, 2025 $ / shares shares
Statement [Line Items]
Options, outstanding | shares	64,730,000
Weighted average exercise price, outstanding | $ / shares	$ 0.189
Weighted average remaining life, outstanding	2 years 8 months 15 days
Number of options, exercisable | shares	54,730,000
Weighted average exercise price, exercisable | $ / shares	$ 0.184
Weighted average remaining life, exercisable	2 years 5 months 8 days
Stock options 3
Statement [Line Items]
Exercise price	0.26 - 0.50
Options, outstanding | shares	15,600,000
Weighted average exercise price, outstanding | $ / shares	$ 0.324
Weighted average remaining life, outstanding	1 year 2 months 26 days
Number of options, exercisable | shares	14,150,000
Weighted average exercise price, exercisable | $ / shares	$ 0.328
Weighted average remaining life, exercisable	10 months 13 days
Stock options 1
Statement [Line Items]
Exercise price	0.10 - 0.18
Options, outstanding | shares	36,695,000
Weighted average exercise price, outstanding | $ / shares	$ 0.120
Weighted average remaining life, outstanding	3 years 6 months 14 days
Number of options, exercisable | shares	28,145,000
Weighted average exercise price, exercisable | $ / shares	$ 0.121
Weighted average remaining life, exercisable	3 years 4 months 13 days
Stock options 2
Statement [Line Items]
Exercise price	0.185 - 0.25
Options, outstanding | shares	12,435,000
Weighted average exercise price, outstanding | $ / shares	$ 0.191
Weighted average remaining life, outstanding	2 years 1 month 9 days
Number of options, exercisable | shares	12,435,000
Weighted average exercise price, exercisable | $ / shares	$ 0.191
Weighted average remaining life, exercisable	2 years 1 month 9 days